SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama
Financials – 0.1%
Banco Latinoamericano de Comercio Exterior S.A.	21	$446

Total Panama - 0.1%		$446

TOTAL COMMON STOCKS – 0.1%		$446

(Cost: $447)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 1.4%
Pampa Energia S.A. 7.500%, 1-24-27(A)	$2,850	2,636
Pan American Energy LLC 7.875%, 5-7-21(A)	3,333	3,454
YPF Sociedad Anonima 8.500%, 3-23-21(A)(B)	1,000	1,017

		7,107

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A. 6.875%, 2-1-27(A)	1,041	1,017

Total Argentina - 1.6%		$8,124

Australia
Utilities – 0.9%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	4,400	4,563

Total Australia - 0.9%		$4,563

Austria
Consumer Staples – 0.7%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2-5-23(A)	2,025	2,065
JBS Investments II GmbH (GTD by JBS S.A.) 7.000%, 1-15-26(A)	1,500	1,625

		3,690

Materials – 0.8%
Klabin Austria GmbH 5.750%, 4-3-29(A)(B)	3,600	3,839

Total Austria - 1.5%		$7,529

Bermuda
Consumer Staples – 0.6%
Bacardi Ltd. 4.450%, 5-15-25(A)	2,800	2,975

Total Bermuda - 0.6%		$2,975

Brazil
Consumer Staples – 0.3%
Cosan Ltd. 5.950%, 9-20-24(A)	1,575	1,644

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12-12-16(A)(C)	987	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A. 8.500%, 2-20-15(A)(C)	9,000	45

Materials – 1.3%
Fibria Overseas Finance Ltd. 4.000%, 1-14-25	2,000	2,015
Vale Overseas Ltd. 6.250%, 8-10-26	3,850	4,374

		6,389

Utilities – 0.5%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	2,300	2,373

Total Brazil - 2.1%		$10,451

Canada
Energy – 0.4%
TransCanada PipeLines Ltd. 4.250%, 5-15-28	2,000	2,160

Financials – 1.5%
Canadian Imperial Bank of Commerce 3.500%, 9-13-23	5,000	5,230
Royal Bank of Canada:
3.700%, 10-5-23	750	790
4.650%, 1-27-26	1,500	1,637

		7,657

Materials – 0.5%
First Quantum Minerals Ltd.:
7.250%, 5-15-22(A)(B)	1,200	1,190
6.500%, 3-1-24(A)	1,350	1,262

		2,452

Total Canada - 2.4%		$12,269

Cayman Islands
Communication Services – 0.2%
Sable International Finance Ltd. 6.875%, 8-1-22(A)	1,200	1,245

Industrials – 0.5%
Guanay Finance Ltd.:
6.000%, 12-15-20(A)	1,996	2,021
6.000%, 12-15-20	143	145

		2,166

Materials – 0.4%
Braskem Finance Ltd. (GTD by Braskem S.A.) 5.750%, 4-15-21(A)	2,000	2,084

Total Cayman Islands - 1.1%		$5,495

Chile
Financials – 0.3%
Banco Santander Chile 2.500%, 12-15-20(A)		1,600	1,602

Industrials – 1.2%
LATAM Airlines Group S.A. 7.250%, 6-9-20(A)		5,800	5,967

Materials – 1.0%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24		4,800	5,046

Utilities – 0.5%
Enel Chile S.A. 4.875%, 6-12-28		2,080	2,272

Total Chile - 3.0%			$14,887

China
Communication Services – 0.8%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)		1,800	1,814
Weibo Corp. 3.500%, 7-5-24		1,900	1,908

			3,722

Consumer Discretionary – 0.5%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23		1,600	1,617
3.400%, 12-6-27		1,000	1,016

			2,633

Energy – 0.5%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(A)		2,000	2,133

Total China - 1.8%			$8,488

Columbia
Financials – 0.4%
Banco de Bogota S.A. 5.375%, 2-19-23(A)		2,000	2,110

Utilities – 2.3%
Emgesa S.A. E.S.P. 8.750%, 1-25-21(D)	COP	10,066,000	3,265
Empresas Publicas de Medellin E.S.P. 8.375%, 2-1-21(D)		25,238,000	8,099

			11,364

Total Columbia - 2.7%			$13,474

Denmark
Financials – 0.6%
Danske Bank A.S.:
5.000%, 1-12-22(A)		$1,150	1,203

2.700%, 3-2-22(A)	2,000	2,004

		3,207

Total Denmark - 0.6%		$3,207

France
Consumer Staples – 0.2%
Pernod Ricard S.A. 4.250%, 7-15-22(A)	750	787

Financials – 0.6%
BNP Paribas S.A. 7.625%, 12-29-49(A)	3,000	3,176

Total France - 0.8%		$3,963

Hong Kong
Financials – 0.3%
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	1,200	1,264

Total Hong Kong - 0.3%		$1,264

India
Industrials – 1.0%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7-29-20(A)	4,800	4,830

Materials – 0.3%
Vedanta Resources plc 6.375%, 7-30-22(A)(B)	1,600	1,574

Utilities – 0.4%
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(A)	1,900	1,940

Total India - 1.7%		$8,344

Indonesia
Utilities – 0.2%
Perusahaan Listrik Negara 5.450%, 5-21-28(A)	1,100	1,219

Total Indonesia - 0.2%		$1,219

Ireland
Financials – 0.7%
MTS International Funding Ltd. 5.000%, 5-30-23(A)	3,150	3,254

Total Ireland - 0.7%		$3,254

Isle Of Man
Consumer Discretionary – 0.6%
GOHL Capital Ltd. 4.250%, 1-24-27	2,700	2,778

Total Isle Of Man - 0.6%		$2,778

Japan
Financials – 1.6%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	1,500	1,549
Mizuho Financial Group, Inc. 3.170%, 9-11-27	1,500	1,536

Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	2,650	2,781
3.936%, 10-16-23	2,000	2,120

		7,986

Total Japan - 1.6%		$7,986

Luxembourg
Communication Services – 0.9%
Altice S.A. 7.625%, 2-15-25(A)	4,500	4,233

Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1-19-28(A)	900	900

Industrials – 0.8%
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(A)	3,550	3,831

Information Technology – 1.0%
Atento Luxco 1 S.A. 6.125%, 8-10-22(A)	4,700	4,729

Total Luxembourg - 2.9%		$13,693

Macau
Consumer Discretionary – 0.3%
Sands China Ltd. 5.125%, 8-8-25	1,400	1,501

Total Macau - 0.3%		$1,501

Mexico
Communication Services – 0.3%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(A)	1,350	1,375

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V. 4.875%, 6-30-20(A)	2,950	3,009

Energy – 0.9%
Petroleos Mexicanos:
3.500%, 1-30-23	3,900	3,701
5.350%, 2-12-28	500	455

		4,156

Financials – 1.3%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(A)	850	898
Banco Santander S.A. 4.125%, 11-9-22(A)	5,100	5,233

		6,131

Industrials – 0.3%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	1,400	1,493

Materials – 1.2%
CEMEX S.A.B. de C.V.:
6.125%, 5-5-25(A)	3,000	3,139
7.750%, 4-16-26(A)	500	550
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(A)	2,000	2,032

		5,721

Total Mexico - 4.6%		$21,885

Netherlands
Communication Services – 1.4%
Myriad International Holdings B.V. 6.000%, 7-18-20(A)	1,150	1,184
VTR Finance B.V. 6.875%, 1-15-24(A)	5,885	6,091

		7,275

Consumer Staples – 1.3%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3-15-24(A)	3,850	4,016
Marfrig Holdings (Europe) B.V. 8.000%, 6-8-23(A)	2,350	2,447

		6,463

Financials – 1.5%
Cooperatieve Rabobank U.A. 3.875%, 2-8-22	1,800	1,872
Enel Finance International N.V. 4.625%, 9-14-25(A)	3,350	3,594
Syngenta Finance N.V. 5.182%, 4-24-28(A)	1,725	1,794

		7,260

Health Care – 0.7%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	1,400	1,214
6.750%, 3-1-28	1,200	1,107
4.100%, 10-1-46	1,700	1,156

		3,477

Total Netherlands - 4.9%		$24,475

Nigeria
Financials – 0.4%
Africa Finance Corp. 4.375%, 4-17-26(A)	1,900	1,961

Total Nigeria - 0.4%		$1,961

Norway
Energy – 0.8%
Aker BP ASA:
6.000%, 7-1-22(A)	1,900	1,957
4.750%, 6-15-24(A)	1,950	2,010

		3,967

Total Norway - 0.8%		$3,967

Peru
Financials – 0.6%
Banco de Credito del Peru 4.250%, 4-1-23(A)(B)	1,350	1,412
Corporacion Financiera de Desarrolla S.A. 4.750%, 2-8-22(A)	1,350	1,416

		2,828

Materials – 0.1%
San Miguel Industrias PET S.A. 4.500%, 9-18-22(A)	750	762

Utilities – 0.3%
Fenix Power Peru S.A. 4.317%, 9-20-27(B)	1,693	1,702

Total Peru - 1.0%		$5,292

Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9-30-20(A)	626	636

Total Qatar - 0.1%		$636

Singapore
Consumer Staples – 2.5%
Olam International Ltd. 7.500%, 8-12-20	11,650	12,087

Total Singapore - 2.5%		$12,087

South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4-16-23(A)	500	519

Financials – 0.9%
Hyundai Capital Services, Inc. 2.983%, 8-29-22(A)	2,100	2,104
Korea Development Bank 3.250%, 2-19-24(B)	2,300	2,386

		4,490

Total South Korea - 1.0%		$5,009

Switzerland
Financials – 0.4%
Credit Suisse Group AG 4.282%, 1-9-28(A)	1,800	1,899

Total Switzerland - 0.4%		$1,899

Turkey
Industrials – 0.5%
Koc Holding A.S. 6.500%, 3-11-25(A)	2,800	2,791

Total Turkey - 0.5%		$2,791

United Arab Emirates
Energy – 0.1%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(A)	600	635

Financials – 1.3%
ICICI Bank Ltd.:
3.500%, 3-18-20(A)	4,275	4,292
4.000%, 3-18-26(A)	2,000	2,036

		6,328

Total United Arab Emirates - 1.4%		$6,963

United Kingdom
Consumer Staples – 0.5%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	2,300	2,367

Financials – 3.4%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	1,300	1,343
Barclays plc 4.337%, 1-10-28	1,800	1,843
HSBC Holdings plc:
4.583%, 6-19-29	1,900	2,075
5.625%, 12-29-49(B)	4,300	4,316
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	2,000	2,177
State Bank of India:
4.375%, 1-24-24(A)	2,500	2,612
4.875%, 4-17-24(A)	2,300	2,455

		16,821

Materials – 0.4%
Vedanta Resources plc 8.000%, 4-23-23(A)	2,000	2,028

Total United Kingdom - 4.3%		$21,216

United States
Communication Services – 2.3%
T-Mobile USA, Inc. 6.000%, 3-1-23	11,097	11,346

Consumer Discretionary – 0.5%
Volkswagen Group of America, Inc. 4.250%, 11-13-23(A)	2,500	2,630

Consumer Staples – 1.7%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	2,850	3,069
Bunge Ltd. Finance Corp. 3.500%, 11-24-20	2,500	2,523
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	2,800	3,063

		8,655

Energy – 0.3%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7-15-25(A)	1,677	1,520

Financials – 5.4%
Bank of America Corp. 3.593%, 7-21-28	3,175	3,309
BBVA Bancomer S.A. 6.500%, 3-10-21(A)	1,750	1,839
Citigroup, Inc. 3.520%, 10-27-28	3,125	3,223
Cooperatieve Rabobank U.A. 3.125%, 4-26-21	1,750	1,777
Ford Motor Credit Co. LLC 3.096%, 5-4-23	2,500	2,463
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	2,600	2,708

Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	756
JPMorgan Chase & Co. 3.540%, 5-1-28	2,132	2,218
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(A)	1,300	1,307
Wells Fargo & Co. 4.300%, 7-22-27	3,000	3,239
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps) 6.180%, 3-29-49(E)	4,225	4,248

		27,087

Health Care – 0.7%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	300	307
4.500%, 1-15-23(A)	2,925	3,041

		3,348

Industrials – 2.3%
Azul Investments LLP 5.875%, 10-26-24(A)	3,150	3,103
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	2,225	2,328
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7-15-22	6,213	6,275

		11,706

Materials – 0.6%
Glencore Funding LLC 4.125%, 3-12-24(A)	2,700	2,802

Real Estate – 0.6%
Aircastle Ltd. 4.400%, 9-25-23	2,800	2,907

Total United States - 14.4%		$72,001

Venezuela
Financials – 0.7%
Corporacion Andina de Fomento 3.250%, 2-11-22	3,250	3,308

Total Venezuela - 0.7%		$3,308

TOTAL CORPORATE DEBT SECURITIES – 64.4%		$318,954

(Cost: $328,661)

OTHER GOVERNMENT SECURITIES(F)
Argentina – 3.0%
Province of Buenos Aires 9.950%, 6-9-21	7,050	6,394
Republic of Argentina:
6.875%, 4-22-21	6,050	5,309
5.625%, 1-26-22	3,550	2,993

		14,696

Columbia – 1.4%
Republic of Colombia:
4.375%, 7-12-21	4,300	4,445
2.625%, 3-15-23	2,400	2,388

		6,833

Indonesia – 3.5%
Perusahaan Listrik Negara 5.375%, 1-25-29(A)	4,800	5,298
Republic of Indonesia:
3.750%, 4-25-22(A)	7,000	7,180
2.950%, 1-11-23	4,800	4,828

		17,306

Mexico – 1.1%
United Mexican States 3.625%, 3-15-22	5,580	5,711

Panama – 0.4%
Republic of Panama 3.750%, 4-17-26	1,900	1,972

Poland – 0.3%
Republic of Poland 5.125%, 4-21-21(B)	1,250	1,314

Qatar – 1.7%
Qatar Government Bond:
2.375%, 6-2-21(A)	5,800	5,793
3.875%, 4-23-23	2,300	2,413

		8,206

Saudi Arabia – 0.9%
Saudi Arabia Government Bond:
2.375%, 10-26-21(A)	2,250	2,246
2.875%, 3-4-23(A)	2,000	2,022

		4,268

South Africa – 0.7%
Republic of South Africa 4.875%, 4-14-26	3,200	3,309

Turkey – 1.6%
Turkey Government Bond:
5.125%, 3-25-22	6,100	6,009
6.250%, 9-26-22	2,000	2,014

		8,023

Uruguay – 0.3%
Republica Orient Uruguay 4.500%, 8-14-24	1,350	1,440

TOTAL OTHER GOVERNMENT SECURITIES – 14.9%		$73,078

(Cost: $73,531)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index) 3.454%, 5-25-45(A)(E)	1,000	1,000

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10-1-35	334	358
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3-1-22	13	14

		1,372

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,372

(Cost: $1,361)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 18.3%
U.S. Treasury Bonds 2.250%, 11-15-25	15,450	15,813
U.S. Treasury Notes:
1.250%, 10-31-21	5,500	5,437
1.875%, 1-31-22	3,000	3,010
1.750%, 5-15-22	2,925	2,926
1.875%, 9-30-22	4,000	4,019
1.875%, 10-31-22	1,600	1,607
1.625%, 10-31-23	1,100	1,094
2.125%, 3-31-24	8,500	8,638
2.125%, 9-30-24	11,900	12,096
2.875%, 7-31-25	1,855	1,965
1.625%, 2-15-26	3,000	2,954
1.500%, 8-15-26	5,180	5,045
2.000%, 11-15-26	4,000	4,028
2.375%, 5-15-27	5,100	5,269
2.250%, 8-15-27	4,500	4,606
2.250%, 11-15-27	4,400	4,502
2.875%, 5-15-28	7,000	7,512

		90,521

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.3%		$90,521

(Cost: $88,346)

SHORT-TERM SECURITIES
Commercial Paper(G) – 0.7%
Sonoco Products Co. 2.531%, 7-1-19	3,457	3,456

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(H)	843	843

	Shares
Money Market Funds – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (I)(J)	5,682	5,682

TOTAL SHORT-TERM SECURITIES – 2.1%		$9,981

(Cost: $9,982)

TOTAL INVESTMENT SECURITIES – 100.1%		$494,352

(Cost: $502,328)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(561)

NET ASSETS – 100.0%		$493,791

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $198,131 or 40.1% of net assets.

(B)	All or a portion of securities with an aggregate value of $5,543 are on loan.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).
(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(G)	Rate shown is the yield to maturity at June 30, 2019.
(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Rate shown is the annualized 7-day yield at June 30, 2019.
(J)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$446	$—	$—
Corporate Debt Securities	—	318,954	—
Other Government Securities	—	73,078	—
United States Government Agency Obligations	—	1,372	—
United States Government Obligations	—	90,521	—
Short-Term Securities	5,682	4,299	—

Total	$6,128	$488,224	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$502,328

Gross unrealized appreciation	13,576
Gross unrealized depreciation	(21,552)

Net unrealized depreciation	$(7,976)